Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill Table
Changes in the carrying amount of goodwill occurring during the year ended December 31, 2013, are as follows (in thousands):

	U.S.	International	BioMimetic	Total
Goodwill at December 31, 2012	$25,551	$6,863		$32,414
Goodwill associated with acquisitions		60,796	138,244	$199,040
Goodwill impairment	—	—	(114,997)	$(114,997)
Foreign currency translation		1,806		$1,806
Change in reportable segment allocation[1]	66,583	(44,719)	(21,864)	$—
Goodwill at December 31, 2013	$92,134	$24,746	$1,383	$118,263

Components of Identifiable Assets Table	The components of our identifiable intangible assets, net are as follows (in thousands): December 31, 2013 December 31, 2012 Cost AccumulatedAmortization Cost AccumulatedAmortizationIndefinite life intangibles: IPRD technology$4,266 $278 Trademarks4,121 1,658 Total indefinite life intangibles8,387 1,936 Finite life intangibles: Distribution channels250 $233 1,250 $436 Completed technology16,714 5,702 9,781 4,243 Licenses3,633 1,303 3,668 1,056 Customer relationships15,578 2,371 3,788 1,799 Trademarks2,364 1,098 1,316 922 Non-compete agreements5,660 3,155 7,314 2,729 Other771 75 2,171 1,355Total finite life intangibles44,970 $13,937 29,288 $12,540 Total intangibles53,357 31,224 Less: Accumulated amortization(13,937) (12,540) Intangible assets, net$39,420 $18,684